PIMCO StocksPLUS Global Portfolio Expense Example - Advisor Class [Member] - PIMCO StocksPLUS Global Portfolio - Advisor	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	$ 1,197